Sentinel Total Return Bond Fund
Sentinel Total Return Bond Fund

The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated June 21, 2013

to the Prospectus dated March 30, 2013, as supplemented to date

Sentinel Total Return Bond Fund

Effective immediately, the disclosure in the sections of the Prospectus relating to the investment strategies of the Sentinel Total Return Bond Fund is modified as stated below.

Fund Summaries - Sentinel Total Return Bond Fund - Principal Investment Strategies.

The first sentence in the first paragraph of this section of the Prospectus is hereby modified to read in its entirety as follows:

The Fund seeks to achieve its investment objective by investing in fixed-income securities and in related derivatives, such as interest rate, credit, equity and foreign currency derivatives (futures, options, swaps, options on swaps, and caps and floors).

The first sentence in the fourth paragraph of this section of the Prospectus that begins with “The Fund may use derivative instruments (e.g., exchange-traded derivatives such as . . . .) . . .” is hereby modified to read in its entirety as follows:

The Fund may use derivative instruments (e.g., exchange-traded derivatives such as futures and options, and other derivatives such as swap agreements, options on swaps and interest rate caps and floors) in order to hedge various risks, such as interest rate, credit and currency risk.